Borrowings - Schedule of Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Borrowings
Total borrowings	¥ 582,724		¥ 834,045
Borrowings, non-current	80,961	$ 11,577	51,067
Aggregate continuing and discontinued operations [member]
Borrowings
Borrowings, current	501,763		772,978
Included in assets classified as held for sale [Member]
Borrowings
Borrowings, current	¥ 0		¥ 10,000